Investments - Balance Sheet Offsetting, Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	$ 488.1	$ 375.7	$ 369.5
Amount of liabilities that offset the gross amount of assets subject to netting agreements not offset in statement of financial position	(180.6)	(166.0)	(133.5)
Collateral received, financial assets	(287.8)	(203.7)	(233.7)
Net amount of assets subject to netting agreements	19.7	6.0	2.3
Derivative assets
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	384.7	253.0	256.6
Amount of liabilities that offset the gross amount of assets subject to netting agreements not offset in statement of financial position	(180.6)	(166.0)	(133.5)
Collateral received, financial assets	(184.4)	(81.0)	(120.8)
Net amount of assets subject to netting agreements	19.7	6.0	2.3
Reverse repurchase agreements
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	103.4	122.7	112.9
Collateral received, financial assets	$ (103.4)	$ (122.7)	$ (112.9)